CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating revenues
Contract revenues	$ 4,295	$ 4,095	$ 3,823
Reimbursables	180	96	192
Other revenues	3	1	26
Total operating revenues	4,478	4,192	4,041
Gain on sale of assets	0	22	26
Operating expenses
Vessel and rig operating expenses	1,656	1,585	1,605
Reimbursable expenses	166	90	179
Depreciation and amortization	615	563	480
General and administrative expenses	250	202	178
Total operating expenses	2,687	2,440	2,442
Net operating income	1,791	1,774	1,625
Financial items
Interest income	25	21	42
Interest expense	(340)	(295)	(312)
Share in results from associated companies (loss)/gain	(220)	(420)	48
Impairment loss on marketable securities	0	(10)	(15)
Gain/ (loss) on derivative financial instruments	3	(346)	(92)
Gain on re-measurement of previously held equity interest	0	0	111
Gain on decline in ownership interest	169
Gain on bargain purchase	0	0	56
Loss on debt extinguishment	0	0	(145)
Foreign exchange (loss)	(70)	(18)	(26)
Gain on loss of control in subsidiary	0	540	0
Gain on realization of marketable securities	85	416	0
Other financial items	(6)	9	39
Total financial items	(354)	(103)	(294)
Income before income taxes	1,437	1,671	1,331
Income taxes	(232)	(189)	(159)
Net income	1,205	1,482	1,172
Net income attributable to the non-controlling interest	97	81	55
Net income attributable to the parent	$ 1,108	$ 1,401	$ 1,117
Basic earnings per share (in US dollars per share)	$ 2.37	$ 3.05	$ 2.73
Diluted earnings per share (in US dollars per share)	$ 2.34	$ 2.96	$ 2.73	[1]
Declared regular dividend per share (in US dollars per share)	$ 2.54	$ 3.06	$ 2.535
Declared extraordinary dividend per share (in US dollars per share)	$ 1.00	$ 0	$ 0.20

[1]	The loss on debt extinguishment of $145 million has been added back to net income in addition to interest expenses related to the convertible bonds. These effects are anti-dilutive, and exceed the effect of increased denominator when calculating the diluted earnings per share. As a consequence of this, the diluted earnings per share equal basic earnings per share.